UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

CNH Capital America LLC(1)

(Securitizer)

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒                                  Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2012 to December 31, 2012

Date of Report (Date of earliest event reported): February 6, 2013

Commission File Number of securitizer: 333-185560

Central Index Key Number of securitizer: 0001540092

Eric Mathison, General Counsel, (262) 636-6431

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

(1)  CNH Capital America LLC, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period, including asset-backed securities issued by the following affiliated issuers/depositors: (i) CNH Capital Receivables LLC (Central Index Key Number 0001115252); (ii) CNH Wholesale Receivables LLC (Central Index Key Number 0001258121); (iii) CNH Receivables LLC (formerly known as CNH Receivables Inc.) (Central Index Key Number 0000931152); and (iv) CNH Capital Operating Lease Equipment Receivables LLC (no Central Index Key Number).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: February 6, 2013

CNH Capital America LLC (Securitizer)

	By:	/s/ Thomas N. Beckmann
	Name:	Thomas N. Beckmann
	Title:	Assistant Treasurer (senior officer in charge of securitization)